Acquisitions and Divestitures - Schedule of Loss Calculation (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Business Divestiture [Abstract]
Sale proceeds, net of amount paid to buyer	$ 0.7